Offerings	Nov. 01, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01531%
Offering Note	(1) An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock, par value $0. 01 per share (the "Common Stock"), of LTC Properties, Inc. (the "registrant") is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into Common Stock or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of Common Stock which may be issued with respect to such shares of Common Stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. (2) In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a "pay-as-you-go" basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Fee Rate	0.01531%
Offering Note	(1) An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock, par value $0. 01 per share (the "Common Stock"), of LTC Properties, Inc. (the "registrant") is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into Common Stock or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of Common Stock which may be issued with respect to such shares of Common Stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. (2) In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a "pay-as-you-go" basis.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	(1) An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock, par value $0. 01 per share (the "Common Stock"), of LTC Properties, Inc. (the "registrant") is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into Common Stock or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of Common Stock which may be issued with respect to such shares of Common Stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. (2) In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a "pay-as-you-go" basis.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	(1) An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock, par value $0. 01 per share (the "Common Stock"), of LTC Properties, Inc. (the "registrant") is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into Common Stock or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of Common Stock which may be issued with respect to such shares of Common Stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. (2) In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a "pay-as-you-go" basis.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depository Shares
Fee Rate	0.01531%
Offering Note	(1) An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock, par value $0. 01 per share (the "Common Stock"), of LTC Properties, Inc. (the "registrant") is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into Common Stock or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of Common Stock which may be issued with respect to such shares of Common Stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. (2) In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a "pay-as-you-go" basis.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	(1) An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock, par value $0. 01 per share (the "Common Stock"), of LTC Properties, Inc. (the "registrant") is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into Common Stock or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of Common Stock which may be issued with respect to such shares of Common Stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. (2) In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a "pay-as-you-go" basis.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,521,862
Maximum Aggregate Offering Price	$ 1,521,862.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-262837
Carry Forward Initial Effective Date	Feb. 18, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 141.00
Offering Note	(3) Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $1,521,862 of unsold shares (the "Unsold Shares") of Common Stock previously registered pursuant to a prospectus supplement, filed with the Securities and Exchange Commission (the "SEC") on February 18, 2022 (the "Prior Prospectus Supplement"), to the Registration Statement on Form S-3 (File No. 333-262837), which was filed with the SEC and became automatically effective on February 18, 2022 (the "Prior Registration Statement"), relating to the offer and sale of Common Stock having an aggregate offering price of up to $200,000,000 under its prior "at-the-market" equity program. In connection with the filing of the Prior Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $18,540. As of the date of this registration statement, shares of Common Stock having an aggregate offering price of up to $1,521,862 were not sold under the Prior Prospectus Supplement, and the registration fee that has already been paid and remains unused with respect to the Unsold Shares will be applied to shares of Common Stock that are being registered pursuant to this registration statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Shares under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.